U.S. Government
Securities FundSM

Class A B C	Ticker AMUSX UGSBX UGSCX	F-1 F-2 529-A 529-B	UGSFX GVTFX CGTAX CGTBX	529-C 529-E 529-F-1	CGTCX CGTEX CGTFX

Summary prospectus
November 1, 2010

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2010, are incorporated by reference into this summary prospectus .

 Investment objective

The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 59 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none
Other expenses	0.14	0.14	0.19	0.16	0.15
Total annual fund operating expenses	0.62	1.38	1.43	0.65	0.39

	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.21	1.00	1.00	0.49	0.00
Other expenses	0.25	0.26	0.25	0.25	0.25
Total annual fund operating expenses	0.70	1.50	1.49	0.98	0.49

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$436	$566	$ 708	$1,120
B	640	837	955	1,449
C	246	452	782	1,713
F-1	66	208	362	810
F-2	40	125	219	493
529-A	464	630	809	1,318
529-B	672	913	1,076	1,676
529-C	271	510	870	1,879
529-E	120	351	600	1,305
529-F-1	70	197	333	723

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$140	$437	$755	$1,449
C	146	452	782	1,713
529-B	172	513	876	1,676
529-C	171	510	870	1,87 9

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 95% of the average value of its portfolio.

 Principal investment strategies

Normally, the fund’s assets will be invested primarily in securities that are guaranteed or sponsored by the U.S. government, including bonds and other debt securities. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart on page 5 shows how the fund’s investment results have varied from year to year, and the table on page 5 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The information on page 5 provides some indication of the risks of investing in the fund. Lipper General U.S. Government Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                       5.34%                      (quarter ended December 31, 2008)

Lowest                     –2.00%                        (quarter ended June 30, 2004)

The fund’s total return for the nine months ended September 30, 2010, was 7.33%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/17/1985	–1.67%	3.58%	4.96%	6.38%
− After taxes on distributions		–2.81	2.20	3.41	N/A
− After taxes on distributions and sale of fund shares		–1.09	2.23	3.31	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	–3.56%	3.27%	4.72%
C	3/15/2001	0.35	3.57	3.66
F-1	3/15/2001	2.13	4.41	4.46
F-2	8/7/2008	2.39	N/A	6.37
529-A	2/20/2002	–1.73	3.54	3.80
529-B	2/20/2002	–3.67	3.13	3.43
529-C	2/19/2002	0.28	3.50	3.44
529-E	3/7/2002	1.79	4.03	4.13
529-F-1	10/11/2002	2.30	4.52	3.93

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Citigroup Treasury/Govt Sponsored/Mortgage Index (reflects no deductions for sales charges, account fees, expenses or taxes)	1.63%	5.35%	6.35%	7.63%
Lipper General U.S. Government Funds Average (reflects no deductions for sales charges, account fees or taxes)	1.25	3.82	5.28	6.42
Consumer Price Index	2.72	2.56	2.52	2.88
Class A annualized 30-day yield at August 31, 2010: 1.72% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.  In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
John H. Smet President and Trustee	24 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Hogh Senior Vice President	14 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	1 year	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	1 year	Senior Vice President – Fixed Income, Capital Research Company
Kevin Adams	Less than 1 year	Vice President – Fixed Income, Capital Research Company

 Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account (including retirement plan and 529 accounts)	$250
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

 Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-922-1110P Litho in USA CGD/B/8010	Investment Company File No. 811-04318
The Capital Group Companies

American Funds       Capital Research and Management       Capital International      Capital Guardian        Capital Bank and Trust

U.S. Government
Securities FundSM

Class A R-1 R-2	Ticker AMUSX RGVAX RGVBX	R-3 R-4 R-5 R-6	RGVCX RGVEX RGVFX RGVGX

Summary retirement plan prospectus
November 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated November 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 20 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 59 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.20	0.46	0.27	0.18	0.12	0.07
Total annual fund operating expenses	0.62	1.44	1.45	1.01	0.67	0.36	0.31

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$436	$566	$708	$1,120
R-1	147	456	787	1,724
R-2	148	459	792	1,735
R-3	103	322	558	1,236
R-4	68	214	373	835
R-5	37	116	202	456
R-6	32	100	174	393

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 95% of the average value of its portfolio.

 Principal investment strategies

Normally, the fund’s assets will be invested primarily in securities that are guaranteed or sponsored by the U.S. government, including bonds and other debt securities. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 6 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The information below provides some indication of the risks of investing in the fund. Lipper General U.S. Government Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                       5.34%                      (quarter ended December 31, 2008)

Lowest                     –2.00%                        (quarter ended June 30, 2004)

The fund’s total return for the nine months ended September 30, 2010, was 7.33%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	10/17/1985	–1.67%	3.58%	4.96%	6.38%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/13/2002	1.32%	3.55%	3.49%
R-2	5/31/2002	1.33	3.60	3.57
R-3	6/6/2002	1.76	4.02	3.99
R-4	5/28/2002	2.11	4.39	4.38
R-5	5/15/2002	2.41	4.70	4.78

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Citigroup Treasury/Govt Sponsored/Mortgage Index (reflects no deductions for sales charges, account fees, expenses or taxes)	1.63%	5.35%	6.35%	7.63%
Lipper General U.S. Government Funds Average (reflects no deductions for sales charges, account fees or taxes)	1.25	3.82	5.28	6.42
Consumer Price Index	2.72	2.56	2.52	2.88
Class A annualized 30-day yield at August 31, 2010: 1.72% (For current yield information, please call American FundsLine® at 800/325-3590.)

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
John H. Smet President and Trustee	24 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Hogh Senior Vice President	14 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	1 year	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	1 year	Senior Vice President – Fixed Income, Capital Research Company
Kevin Adams	Less than 1 year	Vice President – Fixed Income, Capital Research Company

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-922-1110P Litho in USA CGD/B/8034	Investment Company File No. 811-04318
The Capital Group Companies

American Funds       Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY RETIREMENT PLAN PROSPECTUS FOR THE FUND.

/s/	KIMBERLY S. VERDICK
KIMBERLY S. VERDICK
SECRETARY

U.S. Government
Securities FundSM

Class A R-1 R-2	Ticker AMUSX RGVAX RGVBX	R-3 R-4 R-5 R-6	RGVCX RGVEX RGVFX RGVGX

Summary retirement plan prospectus
November 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated November 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objective

The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 20 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 59 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.20	0.46	0.27	0.18	0.12	0.07
Total annual fund operating expenses	0.62	1.44	1.45	1.01	0.67	0.36	0.31

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$436	$566	$708	$1,120
R-1	147	456	787	1,724
R-2	148	459	792	1,735
R-3	103	322	558	1,236
R-4	68	214	373	835
R-5	37	116	202	456
R-6	32	100	174	393

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 95% of the average value of its portfolio.

 Principal investment strategies

Normally, the fund’s assets will be invested primarily in securities that are guaranteed or sponsored by the U.S. government, including bonds and other debt securities. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page 6 shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. The information below provides some indication of the risks of investing in the fund. Lipper General U.S. Government Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                       5.34%                      (quarter ended December 31, 2008)

Lowest                     –2.00%                        (quarter ended June 30, 2004)

The fund’s total return for the nine months ended September 30, 2010, was 7.33%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	10/17/1985	–1.67%	3.58%	4.96%	6.38%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/13/2002	1.32%	3.55%	3.49%
R-2	5/31/2002	1.33	3.60	3.57
R-3	6/6/2002	1.76	4.02	3.99
R-4	5/28/2002	2.11	4.39	4.38
R-5	5/15/2002	2.41	4.70	4.78

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Citigroup Treasury/Govt Sponsored/Mortgage Index (reflects no deductions for sales charges, account fees, expenses or taxes)	1.63%	5.35%	6.35%	7.63%
Lipper General U.S. Government Funds Average (reflects no deductions for sales charges, account fees or taxes)	1.25	3.82	5.28	6.42
Consumer Price Index	2.72	2.56	2.52	2.88
Class A annualized 30-day yield at August 31, 2010: 1.72% (For current yield information, please call American FundsLine® at 800/325-3590.)

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
John H. Smet President and Trustee	24 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Hogh Senior Vice President	14 years	Senior Vice President – Fixed Income, Capital Research Company
Fergus N. MacDonald	1 year	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	1 year	Senior Vice President – Fixed Income, Capital Research Company
Kevin Adams	Less than 1 year	Vice President – Fixed Income, Capital Research Company

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-922-1110P Litho in USA CGD/B/8034	Investment Company File No. 811-04318
The Capital Group Companies

American Funds       Capital Research and Management       Capital International        Capital Guardian        Capital Bank and Trust